Document and Entity Information	Jun. 16, 2021
Cover [Abstract]
Title of 12(b) Security	Common stock, $0.01 par value
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	SABRA HEALTH CARE REIT, INC.
Entity Central Index Key	0001492298
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34950
Entity Tax Identification Number	27-2560479
Entity Address, Address Line One	18500 Von Karman Avenue
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	888
Local Phone Number	393-8248
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Trading Symbol	SBRA
Security Exchange Name	NASDAQ